Operating Segments Operating Segments Level 4 (Details) - EBITDA by Segment (Details) - USD ($) $ in Millions	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2014	Oct. 24, 2014	Dec. 31, 2015	Dec. 31, 2013
Segment Reporting Information [Line Items]
Other Depreciation and Amortization	$ 22	$ 147	$ 153	$ 171
Segment EBITDA	46	192	194	238
Silicones [Member]
Segment Reporting Information [Line Items]
Other Depreciation and Amortization	18	127	127	150
Segment EBITDA	44	213	201	241
Quartz [Member]
Segment Reporting Information [Line Items]
Other Depreciation and Amortization	4	20	26	21
Segment EBITDA	6	17	27	35
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Segment EBITDA	$ (4)	$ (38)		$ (38)
Parent [Member] | Corporate and Other [Member]
Segment Reporting Information [Line Items]
Segment EBITDA			(34)
Parent Company [Member] | Corporate and Other [Member]
Segment Reporting Information [Line Items]
Segment EBITDA			$ (34)